Debt - Schedule of Floor Plan Notes Payable (Details) - Successor [Member] $ in Thousands	Jun. 30, 2018 USD ($)
Debt discount	$ (51)
Floor plan notes payable, net of debt discount	95,270
Floor Plan Notes Payable [Member]
Floor plan notes payable, gross	95,781
Debt discount	(511)
Floor plan notes payable, net of debt discount	$ 95,270